Investment Property, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment Property, Net

13.	Investment Property, Net

(a)	Investment property as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019				2020
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	295,183	(16,718)	278,465	296,115	(16,718)	279,397
Buildings		778,816	(180,657)	598,159	746,698	(187,114)	559,584
Structures		3,455	(2,277)	1,178	4,268	(3,069)	1,199
Right of use assets		434	(9)	425	175,026	(20,425)	154,601

	￦	1,077,888	(199,661)	878,227	1,222,107	(227,326)	994,781

As of December 31, 2020, the fair value of investment property is
￦
2,136,187 million.
(b)	Changes in the carrying amount of investment property for the years ended December 31, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation(*1)	Others(*2)	Ending
Land	￦	278,585	—	(5,921)	—	5,801	278,465
Buildings		571,335	1,548	(5,343)	(52,416)	83,035	598,159
Structures		1,408	—	(50)	(625)	445	1,178
Right of use assets		—	—	—	—	425	425
Construction-in-progress		77,287	18,644	—	—	(95,931)	—

	￦	928,615	20,192	(11,314)	(53,041)	(6,225)	878,227

(*1)	Includes impairment loss on investment property recognized by POSCO(Dalian) IT Center Development Co., Ltd., a subsidiary, in relation to its office lease amounting to ￦ 32,642 million.
(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation(*1)	Others(*2)	Ending
Land	￦	278,465	2,814	(183)	—	(1,699)	279,397
Buildings		598,159	385	—	(9,681)	(29,279)	559,584
Structures		1,178	—	—	(610)	631	1,199
Right of use assets		425	—	(56)	(3,206)	157,438	154,601

	￦	878,227	3,199	(239)	(13,497)	127,091	994,781

(*1)	Includes reversal of impairment loss on investment property recognized by POSCO(Dalian) IT Center Development Co., Ltd., a subsidiary, in relation to its office lease amounting to ￦ 14,953 million.
(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.